Statements Of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statements Of Comprehensive Income [Abstract]
NET INCOME	$ 13,123,533	$ 14,790,714	$ 20,068,433
Defined benefit pension plan (Notes 7 and 11):
Net (loss) gain arising during period	(2,797,734)	879,193	(488,972)
Amortization of prior service cost included in net periodic pension cost	17,467	17,469	17,469
Amortization of net loss included in net periodic pension cost		663,536	492,391
TOTAL OTHER COMPREHENSIVE (LOSS) INCOME	(2,780,267)	1,560,198	20,888
TOTAL COMPREHENSIVE INCOME	$ 10,343,266	$ 16,350,912	$ 20,089,321